SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2016
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Text Block]
PartnerRe Ltd.
Reinsurance
For the years ended December 31, 2016, 2015 and 2014
(Expressed in thousands of U.S. dollars)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2016
Life reinsurance in force	$—	$1,930,291	$167,198,163	$165,267,872	101%
Premiums earned
Life	—	4,695	778,754	774,059	101%
Accident and health	89,623	46,568	300,145	343,200	87%
Property and casualty	161,869	322,972	4,013,440	3,852,337	104%
Total premiums	$251,492	$374,235	$5,092,339	$4,969,596	102%

2015
Life reinsurance in force	$—	$2,189,254	$180,825,066	$178,635,812	101%
Premiums earned
Life	—	4,802	873,854	869,052	101%
Accident and health	89,535	57,978	308,904	340,461	91%
Property and casualty	163,042	238,363	4,134,986	4,059,665	102%
Total premiums	$252,577	$301,143	$5,317,744	$5,269,178	101%

2014
Life reinsurance in force	$—	$2,322,845	$198,284,805	$195,961,960	101%
Premiums earned
Life	—	5,031	943,054	938,023	101%
Accident and health	66,090	40,065	257,703	283,728	91%
Property and casualty	143,389	170,107	4,414,162	4,387,444	101%
Total premiums	$209,479	$215,203	$5,614,919	$5,609,195	100%